UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2012

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  February 14, 2012

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 48
Form 13 F Information Table Value Total: 239,762

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      766     8248 SH       SOLE                     8248
AT&T Corp New                  COM              00206r102    12118   359473 SH       SOLE                   359473
Agilent Technologies Inc       COM              00846U101     6361   155380 SH       SOLE                   155380
Agnico-Eagle Mines Ltd         COM              008474108     6804   129690 SH       SOLE                   129690
Alliant Energy Corp            COM              018802108     2822    64270 SH       SOLE                    64270
Barrick Gold Corp              COM              067901108     3907   111590 SH       SOLE                   111590
Berkshire Hathaway Inc - Class COM              084670702      529     5900 SH       SOLE                     5900
Berkshire Hathaway Inc-CL A    COM              084670108      268        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     9220   282907 SH       SOLE                   282907
CONSOL Energy Inc              COM              20854P109     5598   174380 SH       SOLE                   174380
CVS/Caremark Corp              COM              126650100     9581   198155 SH       SOLE                   198155
Caterpillar Inc                COM              149123101     6653    74245 SH       SOLE                    74245
Central Fund Canada CL A       COM              153501101    11294   537020 SH       SOLE                   537020
Central Gold Trust             COM              153546106    12228   194775 SH       SOLE                   194775
Chubb Corporation              COM              171232101      303     4024 SH       SOLE                     4024
Coca-Cola Co                   COM              191216100      633    17468 SH       SOLE                    17468
ConocoPhillips                 COM              20825C104      838    14454 SH       SOLE                    14454
Delphi Automotive              COM              G27823106     5752   150375 SH       SOLE                   150375
DuPont E I de Nemours & Co     COM              263534109     2264    50331 SH       SOLE                    50331
Emerson Electric Co            COM              291011104      355     6698 SH       SOLE                     6698
Exxon Mobil Corporation        COM              30231G102     1256    14516 SH       SOLE                    14516
Financial Select Sector SPDR   COM              81369y605     1998   121900 SH       SOLE                   121900
Fluor Corp                     COM              343412102     6498   110620 SH       SOLE                   110620
Franklin Resources Inc         COM              354613101      244     1945 SH       SOLE                     1945
General Electric Co            COM              369604103     9316   443820 SH       SOLE                   443820
Helmerich & Payne              COM              423452101     9730   173723 SH       SOLE                   173723
Hewlett Packard Co             COM              428236103     6724   471870 SH       SOLE                   471870
Intel Corp                     COM              458140100     6554   317859 SH       SOLE                   317859
International Business Machine COM              459200101    10874    56767 SH       SOLE                    56767
Johnson & Johnson              COM              478160104     7645   109059 SH       SOLE                   109059
Lear Corp                      COM              521865204     7998   170755 SH       SOLE                   170755
Market Vectors Agribusiness    COM              57060u605    12013   227700 SH       SOLE                   227700
Merck & Co. Inc                COM              58933Y105     9206   224866 SH       SOLE                   224866
National Penn Bancshares Inc   COM              637138108      186    19933 SH       SOLE                    19933
Pfizer Inc                     COM              717081103    11688   466053 SH       SOLE                   466053
Phillips 66                    COM              718546104      337     6352 SH       SOLE                     6352
Procter & Gamble Co            COM              742718109     1131    16663 SH       SOLE                    16663
Southern Co                    COM              842587107     3166    73965 SH       SOLE                    73965
St Jude Medical Inc            COM              790849103     3666   101435 SH       SOLE                   101435
TECO Energy Inc                COM              872375100     6192   369470 SH       SOLE                   369470
Union Pacific Corp             COM              907818108      463     3680 SH       SOLE                     3680
Verizon Communications         COM              92343V104    10263   237178 SH       SOLE                   237178
Xcel Energy Inc                COM              98389B100     4383   164110 SH       SOLE                   164110
IShares Inc MSCI Japan Index F                  464286848     8814 904005.0000SH     SOLE              904005.0000
IShares S&P Midcap 400                          464287507      219 2156.0000SH       SOLE                2156.0000
IShares Trust S&P 500/Barra Gr                  464287309      203 2679.0000SH       SOLE                2679.0000
Vanguard NY Long-Term Tax-Exem                  92204H301      475 40288.3800SH      SOLE               40288.3800
Vanguard Utilities ETF                          92204a876      225 2993.0000SH       SOLE                2993.0000